SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza Five

Jersey City, NJ 07311-4992

July 21, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Income Funds (File Nos. 033-06502 / 811-04708)

SunAmerica Senior Floating Rate Fund, Inc. (File Nos. 333-32798 / 811-08727)

Dear Sir or Madam:

On behalf of the SunAmerica High Yield Bond Fund, a series of the SunAmerica Income Funds, and the SunAmerica Senior Floating Rate Fund, Inc. (each a “Fund” and collectively, the “Funds”) we hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the definitive proxy statement, notice to shareholders and form of proxy card (the “proxy materials”) in connection with a Special Joint Meeting of Shareholders of the Funds that is scheduled to be held on September 15, 2009 (the “Special Meeting”).

The purpose of the Special Meeting is to request that shareholders of each Fund approve: (1) a new subadvisory agreement between SunAmerica Asset Management Corp. and Wellington Management Company, LLP; and (2) the operation of the Fund in a manner consistent the Manager of Managers Order, as described in the proxy statement.

It is anticipated that the proxy materials will be mailed to shareholders on or about June 22, 2009.

If you have any questions regarding the foregoing, please do not hesitate to contact the undersigned at (201) 324-6369.

Very truly yours,

/s/ Kathleen D. Fuentes
Kathleen D. Fuentes

Enclosure